CONDENSED BALANCE SHEETS (Unaudited) (Q3) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 06, 2019
Current assets
Cash	$ 623,644			$ 894,589
Prepaid expenses	89,125			257,110
Total Current Assets	712,769			1,151,699
Marketable securities held in Trust Account	254,115,791			251,924,993
Total Assets	254,828,560			253,076,692
Current liabilities
Accounts payable and accrued expenses	497,425			96,895
Deferred underwriting fee payable	8,750,000			8,750,000
Total Liabilities	9,247,425			8,846,895
Commitments
Class A ordinary shares subject to possible redemption, 23,668,455 and 23,740,181 shares at redemption value at September 30, 2020 and December 31, 2019, respectively	240,581,127			239,229,796
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0			0
Additional paid in capital	2,029,753			3,381,091
Retained earnings	2,969,497			1,618,159
Total Shareholders' Equity	5,000,008	$ 5,000,007	$ 5,000,004	5,000,001	$ 5,000,001	$ 20,000	$ 0
Total Liabilities and Shareholders' Equity	254,828,560			253,076,692
Class A Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	133			126
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	$ 625			$ 625